Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Brasfield & Gorrie
Related Party Transactions
Amounts/premiums paid by the Company	$ 8.0	$ 4.1	$ 13.7
Amount due from (to) related party	(1.6)	(2.4)	(1.9)
Amounts paid to unaffiliated subcontractors	6.9	4.5	13.1
Ownership interest of related party	2.35%
Related party lease expiration	Oct. 31, 2013
Rent revenues received from related party	0.4	0.7	0.6
Colonial Insurance Agency
Related Party Transactions
Amounts/premiums paid by the Company	7.2	5.9	5.8
Ownership interest of related party	50.00%
Amounts paid for services rendered by related party	0.6	0.6	0.7
Advertising revenues received from related party	$ 0.3	$ 0.3	$ 0.2
DRA/CLP JV | Brasfield & Gorrie
Related Party Transactions
Ownership interest of related party	15.00%
Effective disposal date	Jun. 30, 2012